Financial instruments risk management (Schedule of Fair Value Hierarchy of Financial Instruments) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	[1]	Dec. 31, 2023 ILS (₪)
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	₪ 47,842	$ 13,118		₪ 46,143
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	123,189			102,163
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	0			0
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	₪ 47,842			₪ 46,143

[1]	Convenience Translation into US Dollars.